Earnout Liability - Additional Information (Detail) $ / shares in Units, $ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 CAD ($) shares	Mar. 31, 2023 CAD ($)	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 USD ($)
Earnout Liability [Line Items]
Liabilities	$ 1,173.6	$ 993.4
Earnout Liability [Member]
Earnout Liability [Line Items]
Earnout shares outstanding | shares	1,196,157		1,196,157
Earnout shares fair value per share | $ / shares			$ 8.49
Liabilities	$ 13.8	16.8	$ 10.2	$ 12.4
Loss (gain) on earn out liability	0.1	(5.9)
Earnout liability right settled	$ 2.5	$ 0.0